Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Accumulated other comprehensive (loss)
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			$ 274.9	$ 312.1	$ 312.1
Balance at the end of the year	$ 133.7		133.7		274.9	$ 312.1
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			84.8	106.9	106.9
Balance at the end of the year	64.0		64.0		84.8	106.9
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year				6.6	6.6
Balance at the end of the year						6.6
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			18.0	25.6	25.6
Balance at the end of the year					18.0	25.6
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	6.7	$ (3.6)	(10.9)	(13.4)	(15.7)	(4.6)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			489.9	533.0	533.0
Balance at the end of the year	366.5	480.9	366.5	480.9	489.9	533.0
Recurring | Level 3 | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(9.7)	(23.4)	(16.5)	(31.7)	(31.7)	0.0
Liability purchases	0.0	0.0	0.0	0.0	0.0	(17.2)
Liability transfers	0.0	0.0	0.0	0.0	0.0	0.0
Liability sales	0.0	0.0	0.0	0.0	0.0	0.0
Liability, increase (decrease) in fv included in net income	5.1	0.0	11.9	8.3	15.2	(14.5)
Balance at the end of the period	(4.6)	(23.4)	(4.6)	(23.4)	(16.5)	(31.7)
Change in unrealized gains or losses	5.1	0.0	11.9	8.3	15.2	0.0
Recurring | Level 3 | Liability | Loss Portfolio Transfer
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(9.7)	(23.4)	(16.5)	(31.7)	(31.7)	0.0
Liability purchases	0.0	0.0	0.0	0.0	0.0	(17.2)
Liability transfers	0.0	0.0	0.0	0.0	0.0	0.0
Liability sales	0.0	0.0	0.0	0.0	0.0	0.0
Liability, increase (decrease) in fv included in net income	5.1	0.0	11.9	8.3	15.2	(14.5)
Balance at the end of the period	(4.6)	(23.4)	(4.6)	(23.4)	(16.5)	(31.7)
Change in unrealized gains or losses	5.1	0.0	11.9	8.3	15.2	0.0
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	5.7	(3.7)	(12.0)	(14.1)	(17.9)	(0.5)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			274.9	312.1	312.1
Balance at the end of the year		288.1		288.1	274.9	312.1
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.3	0.0	0.3	0.2	0.5	(2.1)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			84.8	106.9	106.9
Balance at the end of the year		84.8		84.8	84.8	106.9
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.5	0.0	0.4	0.4	1.7	(2.0)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			82.9	66.8	66.8
Balance at the end of the year		60.6		60.6	82.9	66.8
Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.3	(0.2)	0.2	(0.2)	(0.2)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			14.4	15.0	15.0
Balance at the end of the year		14.4		14.4	14.4	15.0
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)		0.3		0.3	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			0.0	6.6	6.6
Balance at the end of the year		14.8		14.8	0.0	6.6
Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0	0.0	0.0	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year			18.0	25.6	25.6
Balance at the end of the year		18.2		18.2	18.0	25.6
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	474.2	482.4	489.9	533.0	533.0	307.1
Purchases and issuances	10.4	79.3	64.8	102.3	113.7	378.2
Settlements and sales	(114.5)	(76.4)	(166.9)	(134.8)	(137.2)	(147.4)
Increase (decrease) in fair value included in net income	(3.6)	(4.4)	(21.3)	(12.9)	(12.8)	(4.9)
Balance at the end of the year					489.9	533.0
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	240.4	295.0	274.9	312.1	312.1	211.5
Purchases and issuances	0.0	23.5	0.4	39.4	40.6	215.7
Settlements and sales	(101.6)	(26.0)	(118.8)	(49.2)	(61.5)	(113.1)
Increase (decrease) in fair value included in net income	(5.1)	(4.4)	(22.8)	(14.2)	(16.3)	(2.0)
Balance at the end of the year	133.7		133.7		274.9	312.1
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	57.3	102.1	84.8	106.9	106.9	65.3
Purchases and issuances	0.3	4.0	0.3	4.1	18.3	61.8
Settlements and sales	(4.8)	(21.3)	(32.6)	(26.7)	(41.9)	(19.3)
Increase (decrease) in fair value included in net income	0.3	0.0	0.6	0.5	1.5	(0.9)
Balance at the end of the year	64.0		64.0		84.8	106.9
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	133.5	58.4	82.9	66.8	66.8	26.7
Purchases and issuances	0.1	31.2	54.1	31.2	21.9	54.5
Settlements and sales	(4.8)	(29.0)	(8.1)	(32.8)	(7.6)	(12.6)
Increase (decrease) in fair value included in net income	0.4	0.0	0.3	0.9	2.0	(1.8)
Balance at the end of the year	129.2		129.2		82.9	66.8
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Assets | Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	14.1	14.8	14.4	15.0	15.0	0.0
Purchases and issuances	0.0	0.0	0.0	0.0	0.0	15.1
Settlements and sales	(0.1)	(0.1)	(0.3)	(0.3)	(0.4)	0.0
Increase (decrease) in fair value included in net income	0.3	(0.3)	0.2	(0.3)	(0.2)	(0.1)
Balance at the end of the year	14.3		14.3		14.4	15.0
Transfers in/(out)	0.0	0.0	0.0	0.0	0.0	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year		12.1		6.6	6.6	3.6
Purchases and issuances		2.4		9.4	0.0	5.5
Settlements and sales		0.0		(0.2)	0.0	(2.4)
Increase (decrease) in fair value included in net income		0.3		0.2	0.0	(0.1)
Balance at the end of the year						6.6
Transfers in/(out)		0.0		0.0	0.0	0.0
Assets | Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	14.1	0.0	18.0	25.6	25.6	0.0
Purchases and issuances	0.0	18.2	0.0	18.2	18.2	25.6
Settlements and sales	(3.2)	0.0	(7.1)	(25.6)	(25.8)	0.0
Increase (decrease) in fair value included in net income	0.0	0.0	0.0	0.0	0.0	0.0
Balance at the end of the year	0.0		0.0		18.0	25.6
Transfers in/(out)	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0